UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   STRATTON HOUSE
           5 STRATTON STREET
           LONDON ENGLAND W1J 8LA

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England              August 8, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:   $1,865,611
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------



                                                      FORM 13F INFORMATION TABLE
                                                        EGERTON CAPITAL LIMITED
                                                             JUNE 30, 2012



COLUMN 1                      COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                   VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE  SHARED      NONE
--------------                --------    -----       -------   -------    --- ----  ----------  ----    ----  ------      ----
AMERICAN INTL GROUP INC       COM NEW     026874784    97,161    3,027,771 SH        SOLE                       3,027,771
APPLE INC                     COM         037833100   173,972      297,897 SH        SOLE                         297,897
CBS CORP NEW                  CL B        124857202    83,740    2,554,611 SH        SOLE                                  2,554,611
CF INDS HLDGS INC             COM         125269100   112,104      578,630 SH        SOLE                         578,630
CHECK POINT SOFTWARE TECH LT  ORD         M22465104    89,411    1,803,000 SH        SOLE                       1,803,000
COMCAST CORP NEW              CL A        20030N101    13,987      437,500 SH        SOLE                         437,500
DISNEY WALT CO                COM DISNEY  254687106   262,955    5,421,760 SH        SOLE                       5,421,760
MASTERCARD INC                CL A        57636Q104    98,348      228,658 SH        SOLE                         228,658
NEWS CORP                     CL A        65248E104   300,574   13,484,687 SH        SOLE                      13,484,687
SIGNET JEWELERS LIMITED       SHS         G81276100   106,889    2,428,751 SH        SOLE                       2,428,751
UNION PAC CORP                COM         907818108    75,088      629,353 SH        SOLE                         629,353
VIRGIN MEDIA INC              COM         92769L101    35,041    1,436,697 SH        SOLE                       1,436,697
VISA INC                      COM CL A    92826C839   192,517    1,557,204 SH        SOLE                       1,557,204
WELLS FARGO & CO NEW          COM         949746101   111,771    3,342,428 SH        SOLE                       3,342,428
WILLIAMS SONOMA INC           COM         969904101   112,053    3,204,259 SH        SOLE                       3,204,259



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